OTHER CURRENT ASSETS AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2016
OTHER CURRENT ASSETS AND ACCRUED LIABILITIES [Abstract]
Other Current Assets
Other Current Assets All Figures in USD ‘000	September 30, 2016	December 31, 2015
Deferred Financing Costs	359	359
Firm Commitment	-	3,077
Other Current Assets	615	636
Total	974	4,072

Accrued Liabilities
Accrued Liabilities All Figures in USD ‘000	September 30, 2016	December 31, 2015
Accrued Interest	540	279
Accrued Costs	493	610
Deferred Revenues	1,159	1,310
Forward Contracts	-	3,087
Total	2,192	5,286